Condensed Financial Information Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Parent Company Only
Schedule of Condensed Balance Sheets
Community Bancorp. (Parent Company Only)	December 31,	December 31,
Balance Sheets	2024	2023

Assets

Cash	$1,068,972	$1,081,158
Investment in subsidiary - Community National Bank	110,120,329	101,032,517
Investment in Capital Trust	387,000	387,000
Income taxes receivable	330,575	323,825
Total assets	$111,906,876	$102,824,500

Liabilities and Shareholders' Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	971,671	908,686
Total liabilities	13,858,671	13,795,686

Shareholders' Equity

Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2024 and 2023 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,809,035 and 5,724,151 shares issued at December 31, 2024 and 2023, respectively (including 21,187 and 20,774 shares issued February 1, 2025 and 2024, respectively)	14,522,588	14,310,378
Additional paid-in capital	38,801,755	37,574,578
Retained earnings	61,623,460	54,198,230
Accumulated other comprehensive loss	(15,776,821)	(15,931,595)
Less: treasury stock, at cost; 210,101 shares at December 31, 2024 and 2023	(2,622,777)	(2,622,777)
Total shareholders' equity	98,048,205	89,028,814

Total liabilities and shareholders' equity	$111,906,876	$102,824,500

Schedule of Condensed Statements of Income
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2024	2023

Income
Bank subsidiary distributions	$5,075,000	$4,823,000
Dividends on Capital Trust	32,991	31,648
Total income	5,107,991	4,854,648

Expense
Interest on junior subordinated debentures	1,098,590	1,053,873
Administrative and other	508,564	519,793
Total expense	1,607,154	1,573,666

Income before applicable income tax benefit and equity in undistributed net income of subsidiary	3,500,837	3,280,982
Income tax benefit	330,575	323,825

Income before equity in undistributed net income of subsidiary	3,831,412	3,604,807
Equity in undistributed net income of subsidiary	8,933,038	9,827,048
Net income	$12,764,450	$13,431,855

Schedule of Condensed Statements of Cash Flows
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2024	2023

Cash Flows from Operating Activities
Net income	$12,764,450	$13,431,855
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(8,933,038)	(9,827,048)
Increase in income taxes receivable	(6,749)	(100,010)
Net cash provided by operating activities	3,824,663	3,504,797

Cash Flows from Financing Activities
Dividends paid on preferred stock	(125,625)	(120,938)
Dividends paid on common stock	(3,711,224)	(3,675,082)
Net cash used in financing activities	(3,836,849)	(3,796,020)
Net decrease in cash	(12,186)	(291,223)

Cash
Beginning	1,081,158	1,372,381
Ending	$1,068,972	$1,081,158

Cash Received for Income Taxes	$323,825	$223,816

Cash Paid for Interest	$1,098,590	$1,053,873

Dividends paid:
Dividends declared	$5,213,595	$5,028,021
(Increase) decrease in dividends payable attributable to dividends declared	(62,984)	29,507
Dividends reinvested	(1,439,387)	(1,382,446)
	$3,711,224	$3,675,082